Note 17 - Financial Instruments (Details) - Cash and Cash Equivalents (Parentheticals)	Nov. 30, 2013	Nov. 30, 2012
Cash and Cash Equivalents [Abstract]
Bankers acceptance, interest rate	0.10%	0.10%